Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,667	$ 8,002	$ 27,969	$ 25,005
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	8,496	6,805	24,193	21,330
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,171	$ 1,197	$ 3,776	$ 3,675